The sensitivity test for Life insurance and Pension Plans was carried out considering the same bases and groupings of the LAT test with the applications of the variations shown in the table below. (Details)
R$ in Thousands
12 Months Ended
Dec. 31, 2021 BRL (R$)
Insurance Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Percentage adjustment to each assumption:	Variation of -5%
Total	R$ 177,715
Insurance Longevity [Member]
IfrsStatementLineItems [Line Items]
Percentage adjustment to each assumption:	0.2%
Total	R$ 57,572
Insurance Conversion To Income [Member]
IfrsStatementLineItems [Line Items]
Percentage adjustment to each assumption:	+ 5 b.p.
Total	R$ 34,570
Insurance Interest Rate 1 [Member]
IfrsStatementLineItems [Line Items]
Total	13,492
Insurance Longevity 1 [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 9,269